Summary of Significant Accounting Policies - Schedule of error corrections and prior period adjustments (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification [Line Items]
Net loss	$ (8,331)	$ (12,787)	$ (31,222)	$ (39,966)	$ (24,453)	$ (35,201)	$ (23,443)
Loss per share:
Basic	$ (0.26)	$ (0.40)	$ (0.98)	$ (1.26)	$ (1.03)	$ (1.96)	$ (1.45)
Diluted	$ (0.26)	$ (0.40)	$ (0.98)	$ (1.26)	$ (1.03)	$ (1.96)	$ (1.45)
Weighted-average shares outstanding:
Basic	32,098,715	31,647,131	31,799,313	31,651,295	41,933,050	31,650,173	31,169,435
Diluted	32,098,715	31,647,131	31,799,313	31,651,295	41,933,050	31,650,173	31,169,435
Previously Reported [Member]
Reclassification [Line Items]
Net loss	$ (8,331)	$ (12,787)	$ (31,222)	$ (39,966)
Loss per share:
Basic	$ (0.27)	$ (0.42)	$ (1.03)	$ (1.32)
Diluted	$ (0.27)	$ (0.42)	$ (1.03)	$ (1.32)
Weighted-average shares outstanding:
Basic	30,732,921	30,281,520	30,433,641	30,285,684
Diluted	30,732,921	30,281,520	30,433,641	30,285,684